Administrative and Selling Expenses - Summary of Detailed Information About Administrative and Selling Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Administrative and selling expense is comprised of:
Personnel expenses	$ 54.2	$ 39.6	$ 29.7
Professional, consulting, legal and other fees	36.2	22.2	17.1
Software licenses	4.6	3.1	2.7
Amortization of intangible assets and non-producing assets	0.4	0.4	0.5
Other administrative and selling	7.6	7.1	6.9
Selling, general and administrative expense	$ 103.0	$ 72.4	$ 56.9